Discontinued Operations (Details 1) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 0	$ 0	$ 1,073,536
Cost of sales	0	0	(778,059)
Gross profit	0	0	295,477
Other revenue	0	0	5,897
Selling, general and administrative expenses	(5,909)	(3,104)	(125,994)
Gain on disposal of property, plant and equipment	0	0	1,197
Gain on disposal of subsidiaries	171,809	141,341	540,921
Interest income	24	45	334
Finance costs	0	0	(545)
Profit before income tax	165,924	138,282	717,287
Income tax expense	0	0	(31,305)
Profit for the year	165,924	138,282	685,982
Other comprehensive income
Exchange gain/(loss) on translation of financial statements of foreign operations	6,674	(813)	(13,458)
Income from discontinued operations attributable to members of the Company	$ 172,598	$ 137,469	$ 672,524